UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

           Report for the Calendar Year or Quarter Ended June 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Indus Capital Partners, LLC

Address:  152 West 57th Street
          28th Floor
          New York, New York 10019
          Attention: Brian Guzman

13F File Number: 028-11627

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Brian Guzman
Title:    Partner / General Counsel
Phone:    (212) 909-2864

Signature, Place and Date of Signing:


/s/ Brian Guzman                   New York, New York            08/14/09
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  34

Form 13F Information Table Value Total: $413,523
                                   (thousands)

List of Other Included Managers:

No.  Form 13F File Number     Name

1.   028-11626                Indus Partners, LLC

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                          COLUMN  2    COLUMN 3   COLUMN 4       COLUMN 5      COLUMN 6   COL 7        COLUMN 8

                                                           VALUE    SHRS OR SH/ PUT/  INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP      (x1000)  PRN AMT PRN CALL  DISCRETION  MNGRS  SOLE  SHARED   NONE
--------------                 --------------   -----      -------  ------- --- ----  ----------  -----  ----  ------   ----
ARCELOR MITTAL SA LUXEMBURG    NY REGISTRY SH  03938L104  18030      351500     Call    SHARED    1      0      351500   0
AU OPTRONICS ADR CORP          SPONSORED ADR   002255107   7468      771500             SHARED    1      0      771500   0
CHINA DIGITAL TV HLDG CO LTD   SPONSORED ADR   16938G107   1235       82700             SHARED    1      0       82700   0
CNINSURE INC                   SPONSORED ADR   18976M103   4550      339289             SHARED    1      0      339289   0
CONOCOPHILLIPS                 COM             20825C104    215        5100             SHARED    1      0        5100   0
CONOCOPHILLIPS                 COM             20825C104    799       19000     Call    SHARED    1      0       19000   0
E HOUSE CHINA HLDS LTD         ADR             26852W103   8219      532309             SHARED    1      0      532309   0
FORTRESS INVESTMENT GROUP LTD  CL A            34958B106   6267     1832400             SHARED    1      0     1832400   0
HIMAX TECHNOLOGIES INC         SPONSORED ADR   43289P106    321       85600             SHARED    1      0       85600   0
INFOSYS TECHNOLOGIES LTD       SPONSORED ADR   456788108    736       20000             SHARED    1      0       20000   0
ISHARES                        HIGH YLD CORP   464288513    638        8000             SHARED    1      0        8000   0
JOHNSON & JOHNSON              COM             478160104  10247      180400             SHARED    1      0      180400   0
MELCO CROWN ENTMT LTD          ADR             585464100  10772     2393700             SHARED    1      0     2393700   0
MICROSOFT CORP                 COM             594918104  10725      451200             SHARED    1      0      451200   0
MICROSOFT CORP                 COM             594918104  19967      840000     Call    SHARED    1      0      840000   0
MINDRAY MEDICAL INTL LTD       SPON ADR        602675100   3267      117000             SHARED    1      0      117000   0
ISHARES TR                     MSCI EMERG MKT  464287234  19338      600000     Call    SHARED    1      0      600000   0
POWERSHARES QQQ TRUST          UNIT SER 1      73935A104  75234     2068000     Put     SHARED    1      0     2068000   0
POWERSHARES QQQ TRUST          UNIT SER 1      73935A104  28740      790000     Put     SHARED    1      0      790000   0
NETEASE.COM INC                SPONSORED ADR   64110W102  25154      715000             SHARED    1      0      715000   0
NEW ORIENTAL ED & TECH GRP I   SPONSORED ADR   647581107  13627      202300             SHARED    1      0      202300   0
NEXEN INC                      COM             65334H102   2815      130000     Call    SHARED    1      0      130000   0
PROCTER&GAMBLE CO              COM             742718109   9816      192100             SHARED    1      0      192100   0
SK TELECOM LTD                 SPONSORED ADR   78440P108   2763     1824000             SHARED    1      0     1824000   0
SOTHEBY'S                      COM             835898107    542       38400             SHARED    1      0       38400   0
SPDR SERIES TRUST              BRCLYS YLD ETF  78464A417    662       18800             SHARED    1      0       18800   0
SPDR TR                        UNIT SER 1      78462F103  27585      300000     Put     SHARED    1      0      300000   0
SPDR TR                        UNIT SER 1      78462F103  57009      620000     Put     SHARED    1      0      620000   0
SPDR GOLD TR                   GOLD SHS        78463V107   3137       34400             SHARED    1      0       34400   0
UNITED MICROELECTRONICS CORP   SPON ADR NEW    910873405   4604     1744000             SHARED    1      0     1744000   0
WUXI PHARMA TECH CAYMAN INC    SPONS ADR SHS   929352102   1305      138200             SHARED    1      0      138200   0
YAHOO                          COM             984332106  11447      731000             SHARED    1      0      731000   0
YAHOO                          COM             984332106  13154      840000     Call    SHARED    1      0      840000   0
YUM! BRANDS INC                COM             988498101  13135      304000             SHARED    1      0      304000   0